Investments - Disclosure of detailed information about investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments [Line Items]
Total Investments	$ 6,034	$ 10,568
Less: current portion	(6,034)	(6,628)
Non-current portion	0	3,940
Marketable securities
Disclosure Of Investments [Line Items]
Total Investments	2,040	4,001
Warrants
Disclosure Of Investments [Line Items]
Total Investments	182	195
Private company investments
Disclosure Of Investments [Line Items]
Total Investments	$ 3,812	$ 6,372